2 SIGNIFICANT ACCOUNTING POLICIES: Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.